Schedule of Principal Payments (Details) $ in Thousands	Jun. 30, 2023 USD ($)
Debt Disclosure [Abstract]
2024	$ 5,777
2025	5,327
2026	24,377
2027 and thereafter	24,072
Total	$ 59,553